UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 09/30/2009

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/09

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
----------	----------	--------	-----------
COMMERCIAL PAPER --- 90.85%
$ 675,000	Honeywell International, Inc.	10/01/2009	0.20%	$ 675,000
715,000	Nestle Capital Corporation	10/01/2009	0.21%	715,000
491,000	Parker-Hannifin Corporation	10/01/2009	0.16%	491,000
615,000	Honeywell International, Inc.	10/02/2009	0.20%	614,997
775,000	E.I. du Pont de Nemours and Company	10/05/2009	0.15%	774,987
800,000	Siemens Capital Company, LLC	10/06/2009	0.17%	799,981
1,300,000	Wisconsin Electric Power Company	10/07/2009	0.18%	1,299,961
1,000,000	ConocoPhillips Qatar Funding Ltd.	10/08/2009	0.30%	999,941
1,025,000	PepsiAmericas, Inc.	10/08/2009	0.18%	1,024,964
1,525,000	Brown-Forman Corporation	10/13/2009	0.16%	1,524,919
1,000,000	Franklin Resources, Inc.	10/13/2009	0.24%	999,920
1,645,000	Medtronic, Inc.	10/13/2009	0.20%	1,644,890
1,215,000	Brown-Forman Corporation	10/14/2009	0.20%	1,214,912
1,075,000	American Honda Finance Corporation	10/15/2009	0.23%	1,074,904
1,125,000	Franklin Resources, Inc.	10/15/2009	0.23%	1,124,900
1,050,000	Franklin Resources, Inc.	10/16/2009	0.23%	1,049,900
500,000	Abbott Laboratories	10/19/2009	0.19%	499,953
1,275,000	Ireland (Republic of)	10/19/2009	0.23%	1,274,853
555,000	Nestle Capital Corporation	10/19/2009	0.22%	554,939
975,000	Coca-Cola Company (The)	10/20/2009	0.22%	974,887
700,000	Coca-Cola Company (The)	10/20/2009	0.22%	699,919
1,500,000	E.I. du Pont de Nemours and Company	10/21/2009	0.17%	1,499,858
1,000,000	Hershey Company (The)	10/21/2009	0.20%	999,889
625,000	Toyota Motor Credit Corporation	10/22/2009	0.17%	624,938
865,000	Johnson & Johnson	10/26/2009	0.29%	864,826
625,000	Abbott Laboratories	10/27/2009	0.18%	624,919
970,000	Stanley Works (The)	10/28/2009	0.28%	969,796
390,000	Abbott Laboratories	10/29/2009	0.19%	389,943
1,450,000	Abbott Laboratories	10/29/2009	0.19%	1,449,786
1,000,000	Hershey Company (The)	11/02/2009	0.19%	999,831
1,175,000	Coca-Cola Company (The)	11/04/2009	0.25%	1,174,723
385,000	Covidien International Finance S.A.	11/09/2009	0.30%	384,875
950,000	International Business Machines Corporation	11/09/2009	0.20%	949,794
1,250,000	Medtronic, Inc.	11/09/2009	0.21%	1,249,716
1,500,000	Campbell Soup Company	11/10/2009	0.36%	1,499,416
620,000	Campbell Soup Company	11/10/2009	0.36%	619,759
500,000	Campbell Soup Company	11/10/2009	0.36%	499,805
500,000	Hershey Company (The)	11/10/2009	0.18%	499,900
500,000	Stanley Works (The)	11/10/2009	0.25%	499,861
1,000,000	ConocoPhillips Qatar FundingLtd.	11/12/2009	0.25%	999,708
735,000	Toyota Motor Credit Corporation	11/13/2009	0.26%	734,772
730,000	Toyota Motor Credit Corporation	11/16/2009	0.26%	729,757
635,000	Toyota Motor Credit Corporation	11/17/2009	0.20%	634,834
800,000	American Honda Finance Corporation	11/18/2009	0.30%	799,680
500,000	ConocoPhillips Qatar FundingLtd.	11/18/2009	0.23%	499,847
1,000,000	ConocoPhillips Qatar FundingLtd.	11/19/2009	0.20%	999,728
1,250,000	Procter & Gamble International Funding S.C.A.	11/19/2009	0.23%	1,249,609
1,995,000	BNP Paribas Finance Inc.	11/23/2009	0.21%	1,994,383
250,000	American Honda Finance Corporation	11/24/2009	0.20%	249,925
645,000	Abbott Laboratories	11/30/2009	0.17%	644,817
705,000	Medtronic, Inc.	11/30/2009	0.20%	704,765
2,000,000	Wal-Mart Stores, Inc.	11/30/2009	0.16%	1,999,467
1,000,000	Wal-Mart Stores, Inc.	12/01/2009	0.15%	999,746
750,000	American Honda Finance Corporation	12/02/2009	0.28%	749,638
315,000	American Honda Finance Corporation	12/02/2009	0.28%	314,848
500,000	Coca-Cola Company (The)	12/02/2009	0.25%	499,785
1,500,000	Procter & Gamble InternationalFunding S.C.A.	12/03/2009	0.18%	1,499,528
750,000	Wal-Mart Stores, Inc.	12/03/2009	0.16%	749,790
500,000	Franklin Resources, Inc.	12/08/2009	0.23%	499,783
250,000	Franklin Resources, Inc.	12/08/2009	0.25%	249,882
250,000	Medtronic, Inc.	12/10/2009	0.19%	249,908
1,000,000	Pfizer Inc.	12/10/2009	0.30%	999,416
600,000	Coca-Cola Company (The)	12/14/2009	0.20%	599,753
800,000	Toyota Credit de Puerto Rico Corporation	12/15/2009	0.25%	799,583
685,000	American Honda Finance Corporation	12/16/2009	0.25%	684,639
2,650,000	NetJets Inc.	12/21/2009	0.19%	2,648,867
1,000,000	BNP Paribas Finance Inc.	12/23/2009	0.23%	999,470
1,350,000	Australia and New Zealand Banking Group Ltd.	01/12/2010	0.22%	1,349,150
415,000	ANZ National (International) Ltd.	01/25/2010	0.23%	414,692
2,500,000	Nordea North America Inc.	01/25/2010	0.25%	2,497,986
675,000	Campbell Soup Company	01/28/2010	0.30%	674,330
1,500,000	Nestle Capital Corporation	01/28/2010	0.22%	1,498,909
1,000,000	Nordea North America Inc.	01/29/2010	0.24%	999,200
425,000	Campbell Soup Company	02/01/2010	0.23%	424,666
1,000,000	Nestle Capital Corporation	02/01/2010	0.20%	999,317
1,725,000	Pfizer Inc.	02/26/2010	0.23%	1,723,369
2,115,000	Novartis Finance Corporation	03/01/2010	0.23%	2,112,960
1,000,000	Novartis Finance Corporation	03/01/2010	0.22%	999,077
				-----------
	TOTAL COMMERCIAL PAPER (cost $74,315,946)			74,315,946
				-----------

FIXED RATE CORPORATE NOTES - 4.50%

1,000,000	E.I. du Pont de Nemours and Company, 6.875%	10/15/2009	0.63%	1,002,593
354,000	Bear Stearns Companies Inc. (The), 7.625%	12/07/2009	0.48%	358,695
2,254,000	BellSouth Capital Funding Corporation, 7.75%	02/15/2010	0.48%	2,315,274
				-----------
	TOTAL FIXED RATE CORPORATE NOTES (cost $3,676,562)			3,676,562
				-----------

FLOATING RATE CORPORATE NOTES - 4.59%
13,011	American Family Financial Services, Inc.	10/08/2009	0.10%	13,011
1,796,000	General Electric Capital Corporation	10/26/2009	0.23%	1,796,000
1,070,000	AT&T Inc.	02/05/2010	0.57%	1,070,843
275,000	John Deere Capital Corporation Floating Rate Note	02/26/2010	0.84%	275,291
100,000	Procter & Gamble Company (The)	03/09/2010	0.49%	100,143
500,000	Procter & Gamble International Funding S.C.A.	05/07/2010	0.48%	500,000
				-----------
	TOTAL FLOATING RATE CORPORATE NOTES (cost 3,755,288)			3,755,288
				-----------

	TOTAL SECURITY HOLDINGS - 99.94%			81,747,796
				-----------
	OTHER ASSETS, NET OF LIABILITIES - 0.06%			48,955
				-----------
	TOTAL NET ASSETS			$81,796,751
				-----------
				-----------

% OF NET ASSETS

As of September 30, 2009, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ --
Level 2 - Other Significant Observable Inputs	81,747,796
Level 3 - Significant Unobservable Inputs	--
-----------
Total	$81,747,796
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 11/10/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 11/10/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/10/2009